Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Cash and balances at central banks	£ 191,127	£ 150,258	£ 177,069
Cash collateral and settlement balances	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Other financial assets	850	1,375
Total financial assets	1,329,242	1,119,650
Other assets	20,272	20,579
Total Assets	1,349,514	1,140,229	1,133,300
Liabilities [abstract]
Deposits at amortised cost	481,036	415,787
Cash collateral and settlement balances	85,423	67,341
Repurchase agreements and other similar secured borrowing	14,174	14,517
Debt securities in issue	75,796	76,369
Subordinated liabilities	16,341	18,156	20,559
Trading portfolio liabilities	47,405	36,916
Financial liabilities designated at fair value	249,765	204,326
Derivative financial liabilities	300,775	229,204
Other financial liabilities	4,969	5,019
Total financial liabilities	1,275,684	1,067,635
Other liabilities	6,948	6,934
Total liabilities	1,282,632	1,074,569
Cumulative liquidity gap	66,882	65,660	£ 63,779	£ 63,866
On demand [member]
Assets [abstract]
Cash and balances at central banks	190,347	149,383
Cash collateral and settlement balances	1,177	2,022
Loans and advances at amortised cost	14,098	14,824
Reverse repurchase agreements and other similar secured lending	150	13
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	17,377	14,279
Derivative financial instruments	301,880	229,063
Financial assets at fair value through other comprehensive income	0	0
Other financial assets	357	895
Total financial assets	653,336	524,674
Liabilities [abstract]
Deposits at amortised cost	410,894	348,337
Cash collateral and settlement balances	1,900	3,053
Repurchase agreements and other similar secured borrowing	4	7
Debt securities in issue	0	0
Subordinated liabilities	0	0
Trading portfolio liabilities	47,405	36,916
Financial liabilities designated at fair value	15,555	13,952
Derivative financial liabilities	299,795	228,617
Other financial liabilities	101	251
Total financial liabilities	775,654	631,133
Cumulative liquidity gap	(122,318)	(106,459)
Not more than three months [member]
Assets [abstract]
Cash and balances at central banks	182	766
Cash collateral and settlement balances	100,190	81,231
Loans and advances at amortised cost	11,970	10,944
Reverse repurchase agreements and other similar secured lending	8,698	3,097
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	123,044	89,355
Derivative financial instruments	23	30
Financial assets at fair value through other comprehensive income	9,655	6,694
Other financial assets	451	441
Total financial assets	254,213	192,558
Liabilities [abstract]
Deposits at amortised cost	41,468	42,357
Cash collateral and settlement balances	83,523	64,275
Repurchase agreements and other similar secured borrowing	3,276	2,755
Debt securities in issue	16,344	12,795
Subordinated liabilities	1,589	207
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	172,153	127,939
Derivative financial liabilities	1	1
Other financial liabilities	2,915	2,361
Total financial liabilities	321,269	252,690
Cumulative liquidity gap	(189,374)	(166,591)
Over three months but not more than six months [member]
Assets [abstract]
Cash and balances at central banks	598	109
Cash collateral and settlement balances	0	3
Loans and advances at amortised cost	8,388	13,108
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	7,548	13,979
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	3,517	3,241
Other financial assets	19	25
Total financial assets	20,070	30,465
Liabilities [abstract]
Deposits at amortised cost	15,886	10,671
Cash collateral and settlement balances	0	13
Repurchase agreements and other similar secured borrowing	0	10
Debt securities in issue	4,048	6,560
Subordinated liabilities	3,209	78
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,677	10,890
Derivative financial liabilities	49	0
Other financial liabilities	49	55
Total financial liabilities	31,918	28,277
Cumulative liquidity gap	(201,222)	(164,403)
Over six months and not later than nine months [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	4,956	7,738
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,960	3,443
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	1,393	1,164
Other financial assets	22	0
Total financial assets	13,331	12,345
Liabilities [abstract]
Deposits at amortised cost	5,073	3,861
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	5,100	4,147
Subordinated liabilities	294	75
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	5,067	6,519
Derivative financial liabilities	0	8
Other financial liabilities	46	52
Total financial liabilities	15,580	14,662
Cumulative liquidity gap	(203,471)	(166,720)
Over nine months and not later than one year [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	5,234	7,031
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,151	1,317
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	948	1,159
Other financial assets	0	14
Total financial assets	10,333	9,521
Liabilities [abstract]
Deposits at amortised cost	3,082	4,067
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	1,937	3,123
Subordinated liabilities	0	832
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	2,938	3,798
Derivative financial liabilities	0	0
Other financial liabilities	45	50
Total financial liabilities	8,002	11,870
Cumulative liquidity gap	(201,140)	(169,069)
Later than one year and not later than two years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	25,392	21,771
Reverse repurchase agreements and other similar secured lending	0	77
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,911	1,664
Derivative financial instruments	70	7
Financial assets at fair value through other comprehensive income	6,469	7,711
Other financial assets	1	0
Total financial assets	36,843	31,230
Liabilities [abstract]
Deposits at amortised cost	2,264	3,935
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,400	10,007
Debt securities in issue	5,780	8,387
Subordinated liabilities	2,192	4,979
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,594	6,981
Derivative financial liabilities	79	36
Other financial liabilities	738	1,110
Total financial liabilities	21,047	35,435
Cumulative liquidity gap	(185,344)	(173,274)
Later than two years and not later than three years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	22,133	22,478
Reverse repurchase agreements and other similar secured lending	183	190
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,346	512
Derivative financial instruments	55	24
Financial assets at fair value through other comprehensive income	5,566	6,521
Other financial assets	0	0
Total financial assets	29,283	29,725
Liabilities [abstract]
Deposits at amortised cost	625	930
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	2,329	1,201
Debt securities in issue	10,402	3,325
Subordinated liabilities	14	3,266
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,939	6,235
Derivative financial liabilities	67	42
Other financial liabilities	156	138
Total financial liabilities	20,532	15,137
Cumulative liquidity gap	(176,593)	(158,686)
Over three years but not more than five years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	36,286	37,408
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,431	953
Derivative financial instruments	310	9
Financial assets at fair value through other comprehensive income	17,552	11,896
Other financial assets	0	0
Total financial assets	56,579	50,266
Liabilities [abstract]
Deposits at amortised cost	601	530
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	7,073	470
Debt securities in issue	13,608	18,189
Subordinated liabilities	989	1,075
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,580	7,706
Derivative financial liabilities	185	42
Other financial liabilities	273	242
Total financial liabilities	31,309	28,254
Cumulative liquidity gap	(151,323)	(136,674)
Over five years and not later than ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	47,944	40,702
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,345	2,302
Derivative financial instruments	87	79
Financial assets at fair value through other comprehensive income	24,450	21,195
Other financial assets	0	0
Total financial assets	74,826	64,278
Liabilities [abstract]
Deposits at amortised cost	764	545
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	12,721	14,342
Subordinated liabilities	6,915	5,979
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,344	7,127
Derivative financial liabilities	196	88
Other financial liabilities	436	351
Total financial liabilities	29,376	28,432
Cumulative liquidity gap	(105,873)	(100,828)
Over ten years [member]
Assets [abstract]
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	166,231	163,111
Reverse repurchase agreements and other similar secured lending	0	2
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,038	5,282
Derivative financial instruments	21	24
Financial assets at fair value through other comprehensive income	9,138	6,169
Other financial assets	0	0
Total financial assets	180,428	174,588
Liabilities [abstract]
Deposits at amortised cost	379	554
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	92	67
Debt securities in issue	5,856	5,501
Subordinated liabilities	1,139	1,665
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	12,918	13,179
Derivative financial liabilities	403	370
Other financial liabilities	210	409
Total financial liabilities	20,997	21,745
Cumulative liquidity gap	£ 53,558	£ 52,015